USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2020 (unaudited)

Besides the following listed commodity futures contracts and money market funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2020.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2020 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
LME Tin Futures, October 2020 contracts	2	$178,445	Oct-20	$(3,815)	(0.1)%
LME Nickel Futures, December 2020 contracts	8	622,613	Dec-20	74,108	2.5%
	10	801,058		70,293	2.4%
United States Contracts
NYMEX Gasoline RBOB Futures, December 2020 contracts	4	196,648	Nov-20	(895)	(0.0)%*
CME Lean Hogs Futures, December 2020 contracts	8	202,820	Dec-20	(900)	(0.0)%*
CBOT Soybean Oil Futures, December 2020 contracts	11	190,332	Dec-20	28,326	0.9%
CBOT Wheat Futures, December 2020 contracts	8	214,413	Dec-20	16,788	0.6%
ICE Coffee C Futures, December 2020 contracts	5	200,981	Dec-20	7,050	0.2%
COMEX Copper Futures, December 2020 contracts	3	220,425	Dec-20	7,012	0.2%
COMEX Silver Futures, December 2020 contracts	2	265,315	Dec-20	(30,375)	(1.0)%
CME Cattle Feeder Futures, January 2021 contracts	3	210,000	Jan-21	450	0.0%*
COMEX Gold 100 OZ Futures, February 2021 contracts	1	170,590	Feb-21	19,670	0.7%
ICE Cotton No. 2 Futures, March 2021 contracts	6	198,470	Mar-21	1,150	0.0%*
ICE Cocoa Futures, March 2021 contracts	8	186,620	Mar-21	15,540	0.5%
ICE Sugar#11 Futures, May 2021 contracts	14	204,467	Apr-21	2,822	0.1%
CBOT Soybean Meal Futures, May 2021 contracts	6	197,190	May-21	3,570	0.1%
CBOT Soybean Futures, November 2021 contracts	4	190,213	Nov-21	3,088	0.1%
	83	2,848,484		73,296	2.4%

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2020 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts - Short**
Foreign Contracts
LME Tin Futures, October 2020 contracts	2	$(173,950)	Oct-20	$(680)	(0.0)%*
LME Nickel Futures, December 2020 contracts	8	(664,679)	Dec-20	(32,042)	(1.1)%
	10	(838,629)		(32,722)	(1.1)%
Total Open Commodity Futures Contracts***	103	$2,810,913		$110,867	3.7%

			Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States – Money Market Funds
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Share Class, 0.04%(a)			1,226,326	1,226,326	41.7%
Goldman Sachs Financial Square Funds - Government Fund - Class FS, 0.00%(a)			553,783	553,783	18.8%
RBC U.S. Government Money Market Fund - Institutional Share Class, 0.03%(a)			800,326	800,326	27.2%
Total Money Market Funds (Cost $2,580,435)				$2,580,435	87.7%
Total Investments (Cost $2,580,435)				$2,691,302	91.4%
Other Assets in Excess of Liabilities				252,123	8.6%
Total Net Assets				$2,943,425	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $253,720 on open commodity futures contracts.
(a)	Reflects the 7-day yield at September 30, 2020.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2020 (unaudited) (concluded)

Summary of Investments by Country^
United States	98.6%
United Kingdom	1.4
100.0%

^	As a percentage of total investments. All securities are listed on U.S. Exchanges.